Warrants (Details Narrative) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 10, 2014	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Dividend yield				0.00%		0.00%	0.00%
Stock based compensation expense		$ 485,842	$ 892,576	$ 1,277,509	$ 9,997,201	$ 11,667,361	$ 9,877
Warrant [Member]
Dividend yield				0.00%		0.00%	0.00%
Issuance of warrant to purchase shares of common stock	30,000
Issuance of warrants to purchase shares of common stock modified the terms	300,000
Additional stock based compensation expenses	$ 20,951
Stock based compensation expense		$ 4,000	$ 5,229,589	$ 4,000	$ 11,610	$ 5,250,540	$ 0